Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Lehman Brothers Inc.
Aurora Loan Services LLC
April 25, 2006
March 31, 2006
March 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
07/25/2006 10:28 am
Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Distribution Date:
25-Jul-06
Determination Date: 18-Jul-06 Begin End
Record Date - Physical Certificates 30-Jun-06 Accrual Periods: 6/26/2006 7/24/2006
Record Date - non Physical Certificates 23-Jun-06
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A1-A 5.40250% $216,999,000.00 $205,620,530.86 $7,095,256.45 $894,863.41 $7,990,119.86 $0.00 N/A $198,525,274.40
A1-B1 5.49250% $164,964,000.00 $164,964,000.00 $0.00 $729,885.51 $729,885.51 $0.00 N/A $164,964,000.00
A1-B2 5.57250% $18,737,000.00 $18,737,000.00 $0.00 $84,109.61 $84,109.61 $0.00 N/A $18,737,000.00
A1-C1 5.55250% $207,014,000.00 $207,014,000.00 $0.00 $925,941.99 $925,941.99 $0.00 N/A $207,014,000.00
A1-C2 5.64250% $23,001,000.00 $23,001,000.00 $0.00 $104,547.53 $104,547.53 $0.00 N/A $23,001,000.00
A1-D1 5.65250% $58,508,000.00 $58,508,000.00 $0.00 $266,410.49 $266,410.49 $0.00 N/A $58,508,000.00
A1-D2 5.72250% $6,500,000.00 $6,500,000.00 $0.00 $29,963.65 $29,963.65 $0.00 N/A $6,500,000.00
A2-A 5.54250% $240,000,000.00 $236,074,827.78 $2,447,614.28 $1,054,024.92 $3,501,639.20 $0.00 N/A $233,627,213.50
A2-B 5.59250% $75,644,000.00 $74,406,851.13 $771,447.23 $335,208.03 $1,106,655.26 $0.00 N/A $73,635,403.91
A2-C 5.63250% $28,194,000.00 $27,732,890.39 $287,533.49 $125,832.21 $413,365.70 $0.00 N/A $27,445,356.91
A3-A 5.57250% $200,000,000.00 $196,729,023.15 $2,039,678.57 $883,108.39 $2,922,786.96 $0.00 N/A $194,689,344.58
M1 5.74250% $48,018,000.00 $48,018,000.00 $0.00 $222,126.60 $222,126.60 $0.00 $0.00 $48,018,000.00
M2 5.76250% $20,579,000.00 $20,579,000.00 $0.00 $95,528.00 $95,528.00 $0.00 $0.00 $20,579,000.00
M3 5.79250% $10,289,000.00 $10,289,000.00 $0.00 $48,010.33 $48,010.33 $0.00 $0.00 $10,289,000.00
M4 5.98250% $6,859,000.00 $6,859,000.00 $0.00 $33,055.14 $33,055.14 $0.00 $0.00 $6,859,000.00
M5 6.04250% $10,289,000.00 $10,289,000.00 $0.00 $50,082.42 $50,082.42 $0.00 $0.00 $10,289,000.00
M6 6.14250% $6,859,000.00 $6,859,000.00 $0.00 $33,939.19 $33,939.19 $0.00 $0.00 $6,859,000.00
M7 7.07250% $8,917,000.00 $8,917,000.00 $0.00 $50,802.75 $50,802.75 $0.00 $0.00 $8,917,000.00
M8 7.07250% $6,859,000.00 $6,859,000.00 $0.00 $39,077.72 $39,077.72 $0.00 $0.00 $6,859,000.00
X 0.00000% $13,729,006.48 $15,777,529.00 $0.00 $2,146,614.92 $2,146,614.92 N/A N/A $15,777,529.00
P 0.00000% $0.00 $0.00 $0.00 $125,072.23 $125,072.23 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,358,230,000.00 $1,337,957,123.31 $12,641,530.01 $8,278,205.04 $20,919,735.05 $0.00 $0.00 $1,325,315,593.30
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1-A 525221KH9 $947.56441669 $32.69718502 $4.12381352 $0.00000000 $914.86723165 LIBOR 5.32250%
A1-B1 525221KK2 $1,000.00000000 $0.00000000 $4.42451389 $0.00000000 $1,000.00000000 Swap One Year MTA 4.43200%
A1-B2 525221KL0 $1,000.00000000 $0.00000000 $4.48895821 $0.00000000 $1,000.00000000
A1-C1 525221KM8 $1,000.00000000 $0.00000000 $4.47284720 $0.00000000 $1,000.00000000
A1-C2 525221KN6 $1,000.00000000 $0.00000000 $4.54534716 $0.00000000 $1,000.00000000
A1-D1 525221KP1 $1,000.00000000 $0.00000000 $4.55340278 $0.00000000 $1,000.00000000
A1-D2 525221KQ9 $1,000.00000000 $0.00000000 $4.60979231 $0.00000000 $1,000.00000000
A2-A 525221KR7 $983.64511574 $10.19839283 $4.39177050 $0.00000000 $973.44672292
A2-B 525221KS5 $983.64511574 $10.19839283 $4.43138954 $0.00000000 $973.44672294
A2-C 525221KT3 $983.64511574 $10.19839283 $4.46308470 $0.00000000 $973.44672306
A3-A 525221KU0 $983.64511574 $10.19839283 $4.41554195 $0.00000000 $973.44672290
M1 525221KV8 $1,000.00000000 $0.00000000 $4.62590279 $0.00000000 $1,000.00000000
M2 525221KW6 $1,000.00000000 $0.00000000 $4.64201370 $0.00000000 $1,000.00000000
M3 525221KX4 $1,000.00000000 $0.00000000 $4.66618039 $0.00000000 $1,000.00000000
M4 LXS64NM4 $1,000.00000000 $0.00000000 $4.81923604 $0.00000000 $1,000.00000000
M5 525221KZ9 $1,000.00000000 $0.00000000 $4.86756925 $0.00000000 $1,000.00000000
M6 525221LA3 $1,000.00000000 $0.00000000 $4.94812509 $0.00000000 $1,000.00000000
M7 525221LB1 $1,000.00000000 $0.00000000 $5.69729169 $0.00000000 $1,000.00000000
M8 525221LC9 $1,000.00000000 $0.00000000 $5.69729115 $0.00000000 $1,000.00000000
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS

Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Distribution Date:
25-Jul-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1-A 5.40250% $894,863.41 $0.00 $0.00 $0.00 $0.00 NA $894,863.41 $0.00
A1-B1 5.49250% $729,885.51 $0.00 $0.00 $0.00 $0.00 NA $729,885.51 $0.00
A1-B2 5.57250% $84,109.61 $0.00 $0.00 $0.00 $0.00 NA $84,109.61 $0.00
A1-C1 5.55250% $925,941.99 $0.00 $0.00 $0.00 $0.00 NA $925,941.99 $0.00
A1-C2 5.64250% $104,547.53 $0.00 $0.00 $0.00 $0.00 NA $104,547.53 $0.00
A1-D1 5.65250% $266,410.49 $0.00 $0.00 $0.00 $0.00 NA $266,410.49 $0.00
A1-D2 5.72250% $29,963.65 $0.00 $0.00 $0.00 $0.00 NA $29,963.65 $0.00
A2-A 5.54250% $1,054,024.92 $0.00 $0.00 $0.00 $0.00 NA $1,054,024.92 $0.00
A2-B 5.59250% $335,208.03 $0.00 $0.00 $0.00 $0.00 NA $335,208.03 $0.00
A2-C 5.63250% $125,832.21 $0.00 $0.00 $0.00 $0.00 NA $125,832.21 $0.00
A3-A 5.57250% $883,108.39 $0.00 $0.00 $0.00 $0.00 $0.00 $883,108.39 $0.00
M1 5.74250% $222,126.60 $0.00 $0.00 $0.00 $0.00 $0.00 $222,126.60 $0.00
M2 5.76250% $95,528.00 $0.00 $0.00 $0.00 $0.00 $0.00 $95,528.00 $0.00
M3 5.79250% $48,010.33 $0.00 $0.00 $0.00 $0.00 $0.00 $48,010.33 $0.00
M4 5.98250% $33,055.14 $0.00 $0.00 $0.00 $0.00 $0.00 $33,055.14 $0.00
M5 6.04250% $50,082.42 $0.00 $0.00 $0.00 $0.00 $0.00 $50,082.42 $0.00
M6 6.14250% $33,939.19 $0.00 $0.00 $0.00 $0.00 $0.00 $33,939.19 $0.00
M7 7.07250% $50,802.75 $0.00 $0.00 $0.00 $0.00 $0.00 $50,802.75 $0.00
M8 7.07250% $39,077.72 $0.00 $0.00 $0.00 $0.00 N/A $39,077.72 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Remic I-2/II-2 Regular Interests:
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1-A 7,095,256.45 894,863.41 0.00 0.00 7,095,256.45 894,863.41
A1-B1 0.00 729,885.51 0.00 0.00 0.00 729,885.51
A1-B2 0.00 84,109.61 0.00 0.00 0.00 84,109.61
A1-C1 0.00 925,941.99 0.00 0.00 0.00 925,941.99
A1-C2 0.00 104,547.53 0.00 0.00 0.00 104,547.53
A1-D1 0.00 266,410.49 0.00 0.00 0.00 266,410.49
A1-D2 0.00 29,963.65 0.00 0.00 0.00 29,963.65
A2-A 2,447,614.28 1,054,024.92 0.00 0.00 2,447,614.28 1,054,024.92
A2-B 771,447.23 335,208.03 0.00 0.00 771,447.23 335,208.03
A2-C 287,533.49 125,832.21 0.00 0.00 287,533.49 125,832.21
A3-A 2,039,678.57 883,108.39 0.00 0.00 2,039,678.57 883,108.39
M1 0.00 222,126.60 0.00 0.00 0.00 222,126.60
M2 0.00 95,528.00 0.00 0.00 0.00 95,528.00
M3 0.00 48,010.33 0.00 0.00 0.00 48,010.33
M4 0.00 33,055.14 0.00 0.00 0.00 33,055.14
M5 0.00 50,082.42 0.00 0.00 0.00 50,082.42
M6 0.00 33,939.19 0.00 0.00 0.00 33,939.19
M7 0.00 50,802.75 0.00 0.00 0.00 50,802.75
M8 0.00 39,077.72 0.00 0.00 0.00 39,077.72
X 0.00 2,146,614.92 0.00 0.00 0.00 2,146,614.92
P 0.00 125,072.23 0.00 0.00 0.00 125,072.23
R 0.00 0.00 0.00 0.00 0.00 0.00
C 0.00 0.00 0.00 0.00 0.00 0.00
TOTAL 12,641,530.01 8,278,205.04 0.00 0.00 12,641,530.01 8,278,205.04
Cumulative X Distributions 5,406,475.76
Cumulative R Distributions 0.00
Cumulative C Distributions 0.00

Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Distribution Date:
25-Jul-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 0.00 Amount of Advances required to be made by servicer N/A
Withdrawal: Basis Risk Shortfalls 0.00 Amount of Advances actually made by servicer 3,566,929.18
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall N/A
Ending Balance 0.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance 0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement 0.00 Servicer remittance 20,797,906.94
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Funds from Capitalized Interest Account 0.00
Ending Balance 0.00 Funds from Prefund Account 0.00
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust:
Net Payments to Trust from Swap Counterparty 121,828.11
Begininning Balance 1,000.00 20,919,735.05
Deposits: Investment Income 0.00
Deposits: Net Swap Payments to Trust 121,828.11 Distributions (B):
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 Trustee fee 0.00
Deposits: remaining amounts from Waterfall 2,024,786.81 Certificate Insurance Premium 0.00
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Net Payments to Counterparty from Swap Trust 0.00
Withdrawals 2,146,614.92 Total interest distributed 8,278,205.04
Ending Balance 1,000.00 Total principal distributed 12,641,530.01
Net Deposits to Basis Risk account 0.00
20,919,735.05
(A) - (B): 0.00
ACCOUNT ACTIVITY

Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Distribution Date:
25-Jul-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,979,320.34 Senior Enhancement Percentage 10.025%
B) Ending Collateral Balance 1,341,093,122.30 Senior Enhancement Percentage for purposes of Stepdown 9.083%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.091% The later of:
E) Cumulative Realized Losses 0.00 (x) April 2009 NO
F) Original Collateral Balance 1,371,959,006.48 (y) Distribution when Senior Enhancement % is NO
G) Cumulative Loss % ( E/F) 0.000% if prior 4/25/2012, >= 24.5%
H) Applicable Cumulative Loss Limit % 100.000% on or after 1/25/2012, >= 19.60%
A Trigger Event will occur if either (1) or (2) is True:
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit
NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 2,024,786.81
1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 0.00
Ending Overcollateralization Amount 15,777,529.00 4) to Supp Interest Trust - Swap Term Payments 0.00
Target Overcollateralization Amount 15,777,529.00 5) Remaining Amounts to X 2,024,786.81
Ending Overcollateralization deficiency amount 0.00 (B): 2,024,786.81
Overcollateralization release amount 0.00
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,353,734,652.31
16,495,546.49
3,854,016.48
0.00
1,341,093,122.30
48.88
15,819,378.42
676,119.19
0.00
0.00
16,495,546.49
8,473,747.30
442,442.60
3,854,016.48
0.00
0.00
0.00
0.00
4,177,288.22
125,072.23
0.00
20,797,906.94
0.00
423,042.00
19,400.60
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
3,930
3,886
0.9959210000
7.51144%
7.11924%
10.63279%
0.00
3,929
1,340,811,549.73
0.00
0.00
0.00
4,434,453.86
13
3
0.00
GROUP:
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,353,734,652.31
16,495,546.49
3,854,016.48
0.00
1,341,093,122.30
48.88
15,819,378.42
676,119.19
0.00
0.00
16,495,546.49
8,473,747.30
442,442.60
3,854,016.48
0.00
0.00
0.00
0.00
4,177,288.22
125,072.23
0.00
20,797,906.94
0.00
423,042.00
19,400.60
0.00
0.00
0.00
0.00
SERVICER:
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
3,930
3,886
0.9959210000
7.51144%
7.11924%
10.63279%
0.00
3,929
1,340,811,549.73
0.00
0.00
0.00
4,434,453.86
13
3
0.00
SERVICER:
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance
%
0K to 99.99K
111 8,880,437.96 0.66%
100K to 199.99K
835 128,835,839.64 9.61%
200K to 299.99K
945 233,294,469.53 17.40%
300K to 399.99K
749 259,157,452.15 19.32%
400K to 499.99K
552 244,573,558.53 18.24%
500K to 599.99K
342 184,973,576.92 13.79%
600K to 699.99K
177 113,543,079.50 8.47%
700K to 799.99K
59 44,015,470.52 3.28%
800K to 899.99K
42 35,701,754.31 2.66%
900K to 999.99K
22 20,966,897.39 1.56%
1000K to 1099.99K
17 17,373,971.91 1.30%
1100K to 1199.99K
6 6,897,731.41 0.51%
1200K to 1299.99K
10 12,378,551.18 0.92%
1300K to 1399.99K
4 5,289,413.37 0.39%
1400K to 1499.99K
5 7,157,492.19 0.53%
1500K to 1599.99K
2 3,012,219.28 0.22%
1700K to 1799.99K
3 5,343,040.53 0.40%
1800K to 1899.99K
2 3,698,265.09 0.28%
1900K to 1999.99K
1 1,952,061.56 0.15%
2000K to 2099.99K
2 4,047,839.33 0.30%
Total
3,886
1,341,093,122.30
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1700K to 1799.99K 1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K
Balance
Count
Balance ($)
%
6.00% - 6.49%
2 1,400,426.18 0.10%
6.50% - 6.99%
113 44,724,945.24 3.33%
7.00% - 7.49%
1,002 364,836,468.31 27.20%
7.50% - 7.99%
2,642 894,188,236.59 66.68%
8.00% - 8.49%
56 16,191,081.44 1.21%
8.50% - 8.99%
67 18,870,850.18 1.41%
9.00% - 9.49%
4 881,114.36 0.07%
Total
3,886
1,341,093,122.30
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.51%
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
324 128,884,622.57 9.61%
3.00% - 3.99%
3,466 1,185,927,494.47 88.43%
4.00% - 4.99%
95 26,039,191.68 1.94%
5.00% - 5.99%
1 241,813.58 0.02%
Total
3,886
1,341,093,122.30
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.37%
Count
Balance ($)
%
2.00% - 2.99%
324 128,884,622.57 9.61%
3.00% - 3.99%
3,466 1,185,927,494.47 88.43%
4.00% - 4.99%
95 26,039,191.68 1.94%
5.00% - 5.99%
1 241,813.58 0.02%
Total
3,886
1,341,093,122.30
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.37%
Count
Balance ($)
%
9.00% - 9.99%
1,745 634,591,038.19 47.32%
10.00% - 10.99%
7 2,343,914.78 0.17%
11.00% - 11.99%
17 5,592,466.14 0.42%
12.00% - 12.99%
2,114 697,587,969.28 52.02%
13.00% - 13.99%
2 498,716.22 0.04%
14.00% - 14.99%
1 479,017.69 0.04%
Total
3,886
1,341,093,122.30
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.03%
Count
Balance ($)
%
1
3,886 1,341,093,122.30 100.00%
Total
3,886
1,341,093,122.30
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
3,886 1,341,093,122.30 100.00%
Total
3,886
1,341,093,122.30
100.00%
Frequency of Payment Adjustments
Months
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
1 Year MTA
3,886 1,341,093,122.30 100.00%
Total
3,886
1,341,093,122.30
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
185 60,316,153.50 4.50%
3 Units
80 33,144,690.17 2.47%
4 Units
85 32,305,935.18 2.41%
Condominium
514 135,310,664.82 10.09%
Cooperative
4 1,919,857.62 0.14%
Planned Unit Development
798 289,525,063.94 21.59%
Single Family
2,220 788,570,757.07 58.80%
Total
3,886
1,341,093,122.30
100.00%
Property Type
Type
Count
Balance ($)
%
2005
103 41,347,158.11 3.08%
2006
3,783 1,299,745,964.19 96.92%
Total
3,886
1,341,093,122.30
100.00%
Year of First Payment Date
Year
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
5.00% - 9.99%
1 304,485.13 0.02%
15.00% - 19.99%
2 623,181.75 0.05%
20.00% - 24.99%
3 378,478.88 0.03%
25.00% - 29.99%
5 1,104,154.21 0.08%
30.00% - 34.99%
5 1,114,157.10 0.08%
35.00% - 39.99%
6 2,181,856.07 0.16%
40.00% - 44.99%
17 4,112,967.32 0.31%
45.00% - 49.99%
18 6,294,581.43 0.47%
50.00% - 54.99%
43 15,820,829.84 1.18%
55.00% - 59.99%
39 13,896,507.47 1.04%
60.00% - 64.99%
101 35,159,893.39 2.62%
65.00% - 69.99%
134 53,104,065.42 3.96%
70.00% - 74.99%
343 131,215,245.51 9.78%
75.00% - 79.99%
838 296,763,304.31 22.13%
80.00% - 84.99%
2,038 698,628,134.57 52.09%
85.00% - 89.99%
61 15,849,470.34 1.18%
90.00% - 94.99%
155 43,927,486.00 3.28%
95.00% - 99.99%
77 20,614,323.56 1.54%
Total
3,886 1,341,093,122.30 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
337 - 360
2,884 948,914,838.68 70.76%
457 - 480
1,002 392,178,283.62 29.24%
Total
3,886
1,341,093,122.30
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 390
Count
Balance ($)
%
337 - 360
2,884 948,914,838.68 70.76%
457 - 480
1,002 392,178,283.62 29.24%
Total
3,886
1,341,093,122.30
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 390
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
337 - 360
2,884 948,914,838.68 70.76%
457 - 480
1,002 392,178,283.62 29.24%
Total
3,886
1,341,093,122.30
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 395
Count
Balance ($)
%
337 - 360
2,884 948,914,838.68 70.76%
457 - 480
1,002 392,178,283.62 29.24%
Total
3,886
1,341,093,122.30
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 395
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
ALABAMA
2 221,892.69 0.02%
ALASKA
2 467,926.90 0.03%
ARIZONA
175 47,697,471.74 3.56%
CALIFORNIA
1,561 686,555,594.22 51.19%
COLORADO
87 21,694,306.57 1.62%
CONNECTICUT
21 6,149,955.48 0.46%
DELAWARE
5 1,268,785.49 0.09%
DISTRICT OF COLUMBIA
15 5,681,141.77 0.42%
FLORIDA
543 144,751,513.12 10.79%
GEORGIA
58 10,849,381.72 0.81%
HAWAII
6 2,454,914.69 0.18%
IDAHO
28 5,627,715.28 0.42%
ILLINOIS
42 10,594,561.07 0.79%
INDIANA
15 2,856,739.45 0.21%
IOWA
2 295,947.08 0.02%
KANSAS
2 349,187.70 0.03%
KENTUCKY
1 525,986.65 0.04%
LOUISIANA
1 172,741.17 0.01%
MARYLAND
98 32,213,588.71 2.40%
MASSACHUSETTS
43 14,714,107.02 1.10%
MICHIGAN
76 17,059,200.36 1.27%
MINNESOTA
77 17,028,863.72 1.27%
MISSOURI
18 4,074,603.76 0.30%
NEVADA
227 72,493,415.64 5.41%
NEW HAMPSHIRE
2 679,552.93 0.05%
NEW JERSEY
89 29,683,223.49 2.21%
NEW MEXICO
9 1,727,888.40 0.13%
NEW YORK
120 51,958,134.39 3.87%
NORTH CAROLINA
21 5,668,455.13 0.42%
NORTH DAKOTA
6 914,065.84 0.07%
OHIO
38 8,259,031.95 0.62%
OKLAHOMA
2 632,543.15 0.05%
OREGON
68 15,998,852.98 1.19%
PENNSYLVANIA
35 7,609,547.24 0.57%
RHODE ISLAND
4 875,289.60 0.07%
SOUTH CAROLINA
4 2,816,392.69 0.21%
TENNESSEE
9 1,908,544.28 0.14%
TEXAS
58 11,931,946.36 0.89%
UTAH
58 11,672,377.84 0.87%
VIRGINIA
120 44,588,855.73 3.32%
WASHINGTON
127 36,055,173.91 2.69%
WISCONSIN
8 1,741,489.59 0.13%
WYOMING
3 572,214.80 0.04%
Total
3,886
1,341,093,122.30
100.00%
Geographic Distribution by State
State
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
NEVADA
NEW YORK
ARIZONA
VIRGINIA
WASHINGTON
MARYLAND
NEW JERSEY
COLORADO
MICHIGAN
MINNESOTA
OREGON
MASSACHUSETTS
TEXAS
UTAH
GEORGIA
ILLINOIS
OHIO
PENNSYLVANIA
CONNECTICUT
DISTRICT OF
COLUMBIA
NORTH CAROLINA
IDAHO
MISSOURI
INDIANA
SOUTH CAROLINA
HAWAII
TENNESSEE
WISCONSIN
NEW MEXICO
DELAWARE
NORTH DAKOTA
RHODE ISLAND
NEW HAMPSHIRE
OKLAHOMA
WYOMING
KENTUCKY
ALASKA
KANSAS
IOWA
ALABAMA
LOUISIANA
%
Collateral Balance Distribution by State
GROUP 1
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,869
1,334,772,533.06
99.57%
1,331,581,438.70
10
3,943,600.28
0.29%
3,911,206.22
4
1,386,412.66
0.10%
1,370,203.68
0
0.00
0.00%
0.00
1
397,668.62
0.03%
394,250.00
3,884
1,340,500,214.62
1,337,257,098.60
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
592,907.68
100.00%
587,365.20
0
0.00
0.00%
0.00
2
592,907.68
587,365.20
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,869
1,334,772,533.06
99.53%
1,331,581,438.70
10
3,943,600.28
0.29%
3,911,206.22
4
1,386,412.66
0.10%
1,370,203.68
2
592,907.68
0.04%
587,365.20
1
397,668.62
0.03%
394,250.00
3,886
1,341,093,122.30
100.00%
1,337,844,463.80
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 99.5%
30 - 59 days 0.3%
60 - 89 days 0.1%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
10 3,943,600.28 68.85% 4 1,386,412.66 24.21% 0 0.00 0.00% 1 397,668.62 6.94%
15
5,727,681.56
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 2 592,907.68 100.00% 0 0.00 0.00%
2
592,907.68
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
10
3,943,600.28
62.39%
4
1,386,412.66
21.93%
2
592,907.68
9.38%
1
397,668.62
6.29%
17
6,320,589.24
100.00%
62.39
21.93
9.38
6.29
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
90.62
0.00
9.38
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
April 2006
May 2006
June 2006
July 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
2 854,738.90 6 1,921,251.76 9 5,033,841.91 10 3,943,600.28
60 - 89 days
0 0.00 1 395,948.95 3 893,298.04 4 1,386,412.66
90 - 120 days
0 0.00 0 0.00 1 396,785.16 2 592,907.68
120 + days
0 0.00 0 0.00 0 0.00 1 397,668.62
Foreclosure
0 0.00 0 0.00 0 0.00 2 592,907.68
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
06
6/
1/
20
06
7/
1/
20
06
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
06
7/
1/
20
06
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
Balance ($)
Foreclosure
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
13.68%
16,495,497.61
13.68%
16,495,497.61
3 Month
Percentage
Amount ($)
10.81%
10,638,715.63
10.81%
10,638,715.63
Life CPR
Percentage
Amount ($)
9.41% 9.41%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
3 Month
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/1/2006 5/1/2006 6/1/2006 7/1/2006
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
4/1/2006 5/1/2006 6/1/2006 7/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/1/2006 5/1/2006 6/1/2006 7/1/2006
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
4/1/2006 5/1/2006 6/1/2006 7/1/2006
Group 1
Total
Amount ($)
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Foreclosure
Count
Balance ($)
%
GROUP 1
2 592,907.68 100.00%
FORECLOSURE LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
119178721 517,500.00 522,593.12 7.13% 03/01/2006 360
119348290 70,200.00 70,314.56 8.00% 03/01/2006 360
Total:
2
592,907.68
587,700.00
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
44 15,681,400.00 15,819,378.42 0.00 1,353,734,652.31
1.17%
98.83%
1
Prepayment 1.17%
Liquidation 0.00%
Beginning Balance 98.83%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
119178937 222,750.00 225,101.66 225,727.18 0.00 0.00 0.00 Voluntary PIF 06/29/2006 0.00 8.750% 0.00
119179018 199,800.00 201,506.18 201,997.13 0.00 0.00 0.00 Voluntary PIF 06/14/2006 0.00 7.625% 0.00
119180297 138,600.00 139,412.78 139,750.99 0.00 0.00 0.00 Voluntary PIF 06/23/2006 0.00 7.625% 0.00
119338796 278,400.00 279,970.40 280,749.52 0.00 0.00 0.00 Voluntary PIF 06/28/2006 0.00 7.750% 0.00
119341303 380,000.00 381,669.64 382,633.13 0.00 0.00 0.00 Voluntary PIF 06/29/2006 0.00 7.750% 0.00
119341998 369,550.00 370,737.72 371,259.61 0.00 0.00 0.00 Voluntary PIF 06/20/2006 0.00 7.750% 0.00
119343192 446,350.00 448,737.17 450,001.33 0.00 0.00 0.00 Voluntary PIF 06/01/2006 0.00 7.500% 0.00
119344984 276,500.00 276,735.91 277,620.21 0.00 0.00 0.00 Voluntary PIF 06/23/2006 0.00 7.625% 0.00
119345056 496,000.00 498,719.63 500,176.78 0.00 0.00 0.00 Voluntary PIF 06/15/2006 0.00 7.625% 0.00
119345916 408,000.00 414,573.68 416,025.21 0.00 0.00 0.00 Voluntary PIF 06/19/2006 0.00 8.000% 0.00
119346203 202,400.00 204,575.96 205,331.87 0.00 0.00 0.00 Voluntary PIF 06/19/2006 0.00 7.875% 0.00
119346484 250,000.00 251,899.20 252,575.76 0.00 0.00 0.00 Voluntary PIF 06/05/2006 0.00 7.625% 0.00
119346872 440,000.00 443,144.64 444,303.44 0.00 0.00 0.00 Voluntary PIF 06/05/2006 0.00 7.250% 0.00
119347664 144,000.00 143,821.20 144,178.17 0.00 0.00 0.00 Voluntary PIF 06/19/2006 0.00 7.125% 0.00
119347714 110,000.00 110,555.76 110,855.59 0.00 0.00 0.00 Voluntary PIF 06/01/2006 0.00 7.375% 0.00
119424927 265,500.00 266,821.56 267,342.04 0.00 0.00 0.00 Voluntary PIF 06/19/2006 0.00 7.375% 0.00
119425007 218,500.00 220,503.75 221,202.08 0.00 0.00 0.00 Voluntary PIF 06/08/2006 0.00 7.625% 0.00
119425361 405,000.00 407,356.78 408,237.69 0.00 0.00 0.00 Voluntary PIF 06/02/2006 0.00 7.625% 0.00
119425437 306,000.00 307,780.69 308,446.27 0.00 0.00 0.00 Voluntary PIF 06/30/2006 0.00 7.625% 0.00
119427094 226,400.00 228,285.72 228,960.53 0.00 0.00 0.00 Voluntary PIF 06/09/2006 0.00 7.375% 3,642.22
119429231 226,750.00 228,458.16 229,071.71 0.00 0.00 0.00 Voluntary PIF 06/12/2006 0.00 7.625% 0.00
119430965 367,200.00 371,846.30 373,280.58 0.00 0.00 0.00 Voluntary PIF 06/15/2006 0.00 7.625% 11,199.60
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
119431161 351,500.00 354,635.21 355,957.68 0.00 0.00 0.00 Voluntary PIF 06/28/2006 0.00 7.625% 5,674.16
119497386 183,900.00 182,527.26 183,052.39 0.00 0.00 0.00 Voluntary PIF 06/26/2006 0.00 7.625% 5,608.95
119497626 678,000.00 684,218.37 686,385.29 0.00 0.00 0.00 Voluntary PIF 06/12/2006 0.00 7.625% 0.00
119497675 518,500.00 521,554.43 523,079.02 0.00 0.00 0.00 Voluntary PIF 06/12/2006 0.00 7.625% 0.00
119498756 328,000.00 328,179.98 329,133.29 0.00 0.00 0.00 Voluntary PIF 06/07/2006 0.00 7.625% 10,004.00
119499721 152,800.00 153,700.10 154,149.39 0.00 0.00 0.00 Voluntary PIF 06/29/2006 0.00 7.625% 4,660.40
119500395 585,000.00 587,761.80 589,185.08 0.00 0.00 0.00 Voluntary PIF 06/27/2006 0.00 7.625% 17,842.50
119500577 532,000.00 534,833.53 536,265.57 0.00 0.00 0.00 Voluntary PIF 06/23/2006 0.00 7.625% 0.00
119501732 340,000.00 341,810.90 342,726.11 0.00 0.00 0.00 Voluntary PIF 06/26/2006 0.00 7.625% 0.00
119504066 473,600.00 476,746.92 478,080.83 0.00 0.00 0.00 Voluntary PIF 06/30/2006 0.00 7.625% 14,444.80
119504652 520,000.00 523,826.71 525,440.34 0.00 0.00 0.00 Voluntary PIF 06/13/2006 0.00 7.625% 0.00
119506129 296,000.00 298,374.74 299,374.29 0.00 0.00 0.00 Voluntary PIF 06/27/2006 0.00 7.625% 9,028.00
119507069 690,000.00 691,616.06 693,341.20 0.00 0.00 0.00 Voluntary PIF 06/29/2006 0.00 7.125% 0.00
119508315 337,600.00 340,514.85 341,742.80 0.00 0.00 0.00 Voluntary PIF 06/27/2006 0.00 7.625% 0.00
119691905 500,000.00 502,457.39 504,159.54 0.00 0.00 0.00 Voluntary PIF 06/27/2006 0.00 7.375% 14,750.00
119697092 448,000.00 449,189.61 450,357.32 0.00 0.00 0.00 Voluntary PIF 06/21/2006 0.00 7.250% 12,992.00
119699379 393,600.00 394,691.37 395,635.34 0.00 0.00 0.00 Voluntary PIF 06/02/2006 0.00 7.000% 0.00
119699890 235,200.00 235,882.47 236,569.58 0.00 0.00 0.00 Voluntary PIF 06/12/2006 0.00 7.625% 7,173.60
119700482 264,000.00 264,866.36 265,638.24 0.00 0.00 0.00 Voluntary PIF 06/09/2006 0.00 7.625% 8,052.00
119700714 640,000.00 640,992.82 642,852.91 0.00 0.00 0.00 Voluntary PIF 06/27/2006 0.00 7.625% 0.00
119700870 388,000.00 393,365.31 394,689.86 0.00 0.00 0.00 Voluntary PIF 06/15/2006 0.00 7.625% 0.00
119702363 448,000.00 450,248.08 451,835.53 0.00 0.00 0.00 Voluntary PIF 06/28/2006 0.00 7.250% 0.00
Total:
44
15,681,400.00
15,774,208.76
0.00
15,819,378.42
0.00
0.00
0.00
125,072.23
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
07/25/2006 10:28 am

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches.
MATERIAL BREACHES LOAN DETAIL REPORT
07/25/2006 10:28 am